As filed with the Securities and Exchange Commission on January 15, 2014

1933 Act Registration No. 033-17619

1940 Act Registration No. 811-05349

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 383	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 384	☒

(Check appropriate box or boxes)

GOLDMAN SACHS TRUST

(Exact Name of Registrant as Specified in Charter)

71 South Wacker Drive

Chicago, Illinois 60606

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (312) 655-4400

CAROLINE KRAUS, ESQ.

Goldman, Sachs & Co.

200 West Street

New York, New York 10282

(Name and Address of Agent for Service)

Copies to:

STEPHEN H. BIER, ESQ.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This filing relates solely to the following series and classes of the Registrant:

Institutional (FST) Shares, Administration Shares, Service Shares, and Cash Management Shares of the Goldman Sachs Financial Square Tax-Exempt California Fund and Goldman Sachs Financial Square Tax-Exempt New York Fund;

Institutional (FST) Shares, Service Shares, Administration Shares, Preferred Shares, Select Shares, Capital Shares, Cash Management Shares, Premier Shares and Resource Shares of Goldman Sachs Financial Square Federal Fund, Goldman Sachs Financial Square Money Market Fund, Goldman Sachs Financial Square Government Fund, Goldman Sachs Financial Square Tax-Free Money Market Fund, Goldman Sachs Financial Square Treasury Instruments Fund and Goldman Sachs Financial Square Treasury Obligations Fund; and

Institutional (FST) Shares, Service Shares, Administration Shares, Preferred Shares, Select Shares, Capital Shares, Cash Management Shares, Premier Shares, Resource Shares, Class B Shares and Class C Shares of the Goldman Sachs Financial Square Prime Obligations Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 383 under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 383 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on the 15th day of January, 2014.

GOLDMAN SACHS TRUST
(A Delaware statutory trust)

By:	/s/ Caroline Kraus
Caroline Kraus
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to said Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date
[1]James A. McNamara	President (Chief Executive Officer) and Trustee	January 15, 2014
James A. McNamara

[1]Scott M. McHugh	Treasurer, Senior Vice President and Principal Financial Officer	January 15, 2014
Scott M. McHugh

[1]Ashok N. Bakhru	Chairman and Trustee	January 15, 2014
Ashok N. Bakhru

[1]Donald C. Burke	Trustee	January 15, 2014
Donald C. Burke

[1]John P. Coblentz, Jr.	Trustee	January 15, 2014
John P. Coblentz, Jr.

[1]Diana M. Daniels	Trustee	January 15, 2014
Diana M. Daniels

[1]Joseph P. LoRusso	Trustee	January 15, 2014
Joseph P. LoRusso

[1]Herbert J. Markley	Trustee	January 15, 2014
Herbert J. Markley

[1]Jessica Palmer	Trustee	January 15, 2014
Jessica Palmer

[1]Alan A. Shuch	Trustee	January 15, 2014
Alan A. Shuch

[1]Richard P. Strubel	Trustee	January 15, 2014
Richard P. Strubel

[1]Roy W. Templin	Trustee	January 15, 2014
Roy W. Templin

By:	/s/ Caroline Kraus
Caroline Kraus, Attorney-In-Fact

[1]	Pursuant to powers of attorney previously filed.

CERTIFICATE

The undersigned Secretary for Goldman Sachs Trust (the “Trust”) hereby certifies that the Board of Trustees of the Trust duly adopted the following resolution at a meeting of the Board held on October 16-17, 2013.

RESOLVED, that the Trustees and Officers of the Trust who may be required to execute any amendments to the Trust’s Registration Statement be, and each hereby is, authorized to execute a power of attorney appointing James A. McNamara, Caroline Kraus, Andrew Murphy, Robert Griffith and Matthew Wolfe, jointly and severally, their attorneys-in-fact, each with power of substitution, for said Trustees and Officers in any and all capacities to sign the Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940 of the Trust and any and all amendments to such Registration Statement, and to file the same, with exhibits thereto, and other documents in connection therewith, with the SEC, the Trustees and Officers hereby ratifying and confirming all that each of said attorneys-in-fact, or his or her substitute or substitutes, may do or may have caused to be done by virtue hereof.

Dated: January 15, 2014

/s/ Caroline Kraus
Caroline Kraus,
Secretary

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase